Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Borqs Technologies, Inc.
Entity Central Index Key	0001650575
Trading Symbol	BRQS
Amendment Flag	false
Document Type	S-1
Document Period End Date	Mar. 31, 2018
Entity Filer Category	Smaller Reporting Company